Disclosure of Detailed Information About Goodwil (Details) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure Of Detailed Information About Goodwil
Beginning balance	$ 18,495,121	$ 18,785,807
Effect of foreign exchange	(28,912)	26,903
Ending balance	$ 18,466,209	$ 18,812,710